SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES:

a. General

Vascular Biogenics Ltd. (“VBL” or the “Company”) is a biotechnology company developing targeted medicines for immune-inflammatory diseases. VBL’s lead immunology product candidate, VB-601, is a clinic ready targeted antibody for immune-inflammatory applications expected to enter a Phase 1 first-in-human trial, subject to the Company’s ongoing strategic process.

On July 19, 2022, VBL announced top-line results from its Phase 3 OVAL clinical trial. The trial did not meet the primary endpoints of achieving a statistically significant improvement in progression-free survival (“PFS”) or overall survival (“OS”) and VBL discontinued the trial. VBL has conducted a strategic review of the ofra-vec program and ceased further development of ofra-vec in all indications. As these results are considered a triggering event, VBL performed an impairment test on all of its assets in the third quarter of 2022. The Company concluded that the value of its manufacturing facility is in excess of its carrying value and therefore is not subject to impairment. Upon evaluation of the remaining assets and liabilities, (i) VBL wrote off all long term prepaids assets, (ii) recorded severance provisions (including additional termination benefits) for the remaining full time employees, (iii) modified the term of the lease right-of- use assets and liabilities due to reassessment of exercise of the renewal option and reduced the remaining period from 4.5 years to 18 months, and (iv) recognized the remaining deferred revenue from the exclusive license agreement with Nanocarrier for the development, commercialization, and supply of ofra-vec in Japan for all indications (the “NanoCarrier License”), which has since been terminated.

In August 2022, VBL announced an organizational streamlining designed to reduce operating expenses and preserve capital. As a result, to date, the Company reduced its workforce by approximately 84% of its full-time employees, and its board of directors was also reduced from nine to six members. In August 2022, VBL also announced that it was exploring strategic alternatives to enhance shareholder value and engaged Chardan Capital Markets, LLC (“Chardan”) as its exclusive financial advisor to assist in this process. Potential strategic options explored or evaluated as part of the process included, but were not limited to merger, reverse merger, other business combination, sale of assets, licensing, or other strategic transactions. As a result of this process, on February 15, 2023, VBL entered into an Asset Purchase Agreement (the “Purchase Agreement”) providing for the sale of its rights to lease the Modi’in facility along with certain tangible assets and equipment located therein for $7.1 million in cash, which sale closed on March 9, 2023. In addition, and on February 22, 2023, VBL entered into an Agreement and Plan of Merger with Notable Labs, Inc. (“Notable”) and a wholly-owned merger subsidiary (the “Merger Agreement”), see more fully described below.

On February 22, 2023, VBL entered into Merger Agreement with Notable and Vibrant Merger Sub, Inc., a Delaware corporation and VBL’s direct, wholly-owned subsidiary (“Merger Sub”), pursuant to which, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Notable will be merged with and into Merger Sub (such transaction, the “Merger”) at the effective time of the Merger (the “Effective Time”), with Notable continuing after the Merger as the surviving corporation and a wholly-owned subsidiary of VBL. The Merger is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes.

At the Effective Time, each outstanding share of Notable capital stock will be converted into the right to receive VBL ordinary shares, as set forth in the Merger Agreement. Under the exchange ratio formula in the Merger Agreement, immediately following the Effective Time, the former Notable securityholders are expected to own approximately 76% of the VBL ordinary shares on a fully diluted basis and subject to adjustment and securityholders of VBL as of immediately prior to the Effective Time are expected to own approximately 24% of the VBL ordinary shares on a fully diluted basis and subject to adjustment. Under certain circumstances further described in the Merger Agreement, the ownership percentages may be adjusted upward or downward based on the level of VBL’s Net Cash at the closing of the Merger, and the terms and net proceeds of Notable’s pre-merger financing. There can be no assurances as to VBL’s level of Net Cash between the signing of the Merger Agreement and the closing of the Merger.

The Merger Agreement contains a customary “no-shop” provision under which neither VBL nor Notable is permitted to (i) solicit any alternative acquisition proposals, (ii) furnish any non-public information to any person in connection with or in response to any alternative acquisition proposal, (iii) engage in any negotiations or discussions with any person with respect to any alternative acquisition proposal, (iv) approve, endorse or recommend any alternative acquisition proposal, or (v) execute or enter into any agreement relating to any alternative acquisition proposal. The “no-shop” provision is subject to certain exceptions that permit the board of directors of either party to comply with its fiduciary duties, which, under certain circumstances, would enable VBL or Notable to provide information to, and enter into discussions or negotiations with, third parties in response to any alternative acquisition proposals.

The Merger Agreement contains customary representations, warranties and covenants made by Notable and VBL, including representations relating to obtaining the requisite approvals of the securityholders of Notable and VBL, agreements relating to indemnification of directors and officers, and covenants relating to Notable’s and VBL’s conducting of their respective businesses between the date of signing the Merger Agreement and the Effective Time.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

The Merger Agreement provides each of VBL and Notable with specified termination rights, and further provides that, upon termination of the Merger Agreement under specified circumstances, the terminating party may be required to pay the other party a termination fee of $2,500,000. In addition, in connection with certain terminations of the Merger Agreement, VBL may be required to pay Notable’s out-of-pocket fees and expenses up to $500,000, or Notable may be required to pay VBL’s out-of-pocket fees and expenses up to $500,000.

The Merger Agreement provides that, immediately following the Effective Time, the board of directors of the combined company will consist of up to seven directors, with one director designated by us. Upon the closing of the transaction, the combined company will be led by Notable’s chief executive officer and executive management team. In connection with the Merger, VBL will seek to amend its articles of incorporation to: (i) effect an increase of its registered share capital and/or effect a reverse split of its ordinary shares at a ratio to be determined; (ii) change its name to “Notable Labs, Ltd.”; and (iii) make other such changes as mutually agreeable to VBL and Notable.

VBL and Notable’s obligations to consummate the Merger are subject to the satisfaction or waiver of customary closing conditions, including, among others, obtaining the requisite approval of VBL’s shareholders, obtaining the requisite approval of Notable’s stockholders, proceeds of Notable’s pre-closing financing, net of certain specified expenses, not being less than $5,000,000 and VBL’s Net Cash not being less than Target Net Cash.

In connection with the execution of the Merger Agreement, VBL and Notable entered into shareholder support agreements with their current directors and executive officers who collectively beneficially own or control an aggregate of approximately 2% of VBL’s outstanding ordinary shares. These shareholder support agreements provide that, among other things, each of the shareholders has agreed to vote or cause to be voted all of its ordinary shares beneficially owned by such shareholder in favor of the issuance of VBL’s ordinary shares in the Merger at the VBL shareholder meeting to be held in connection with the Merger.

In August 2022, VBL also received a deficiency letter from the Listing Qualifications Department of the Nasdaq Stock Market LLC, or Nasdaq, notifying that the Company’s listed securities did not maintain the minimum bid price requirement of $1.00 per ordinary share for continued listing on the Nasdaq Global Market for a period of 30 consecutive business days as required under Nasdaq Listing Rule 5450(a)(1). The Nasdaq deficiency letter does not result in the immediate delisting of VBL’s ordinary shares, and the Company’s ordinary shares will continue to trade uninterrupted under the symbol “VBLT.” Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), VBL had a compliance period of 180 calendar days, or until February 27, 2023, to regain compliance with Nasdaq’s minimum bid price requirement. If at any time during the compliance period, the Company’s ordinary shares had a closing bid price of at least $1.00 for 10 consecutive business days, Nasdaq would have provided the Company with a written confirmation of compliance and the matter would have closed. The Company did not regain compliance by February 27, 2023, requested the transfer of its listing to Nasdaq’s Capital Market and received an additional 180 day period to regain compliance. Further, under Nasdaq Listing Rules 5810(c)(1) and 5810(c)(3)(A)(iii), if VBL’s trading price falls below $0.10 for ten consecutive trading days, the Company will receive a Staff Delisting Determination providing for automatic suspension and delisting. VBL can appeal in writing to be granted an exception to remain listed for up to an additional 180 day period to regain compliance if the Hearings Panel believes the Company will be able to regain compliance with the $1.00 minimum bid price requirement within that timeframe. VBL intends to monitor the closing bid price of its ordinary shares and may, if appropriate, consider available options to regain compliance with the minimum bid price requirement. If the Company does not regain compliance with the bid price requirement by the end of the second compliance period, or if its trading price falls below $0.10 for ten consecutive trading days, VBL’s stock will be subject to delisting.

The Merger with Notable (discussed below) is considered a “change in control” under Nasdaq’s rules, and the combined company will need to satisfy all of Nasdaq’s initial listing criteria. If the merger is consummated and the combined entity fails to either qualify for listing or timely complete Nasdaq’s initial listing process prior to consummation, this could also result in a suspension of trading and possible delisting.

In August 2022, VBL received $1.1 million as part of the grant from the European Innovation Council (“EIC”) for development of ofra-vec.

Since inception, VBL has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of December 31, 2022, VBL had an accumulated deficit of $294.4 million and cash, cash equivalents, short-term bank deposits and restricted bank deposits of $21.1 million. Based on its current cash resources, and successful implementation of its reduction in workforce, VBL believes its current cash will be sufficient to fund estimated operating expenses and capital expenditure requirements for at least 12 months from the date of the filing of these financial statements. VBL is undertaking a review of its strategic options and any transaction resulting from such review may impact this projection. Further, its losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, its expenditures on other research and development activities, as well as any strategic options it may pursue. VBL may seek to raise more capital to pursue additional activities, including through a combination of private and public equity offerings, debt, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when VBL needs it or may not be available on terms that are favorable to VBL.

If VBL is unable to raise additional funds through equity or debt financings or through strategic alliances when needed, or conclude any strategic transaction for its assets to maximize shareholder value, it may be required to delay, limit, reduce or terminate its product development efforts or cease operations altogether. Failure to obtain additional financing will have a material, adverse impact on the Company’s business operations and there can be no assurance that VBL will be able to obtain the needed financing to achieve its goals on acceptable terms or at all.

b. Basis of preparation of the financial statements

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

c. Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates.

d. Functional and presentation currency:

1) Functional and presentation currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of the Company are conducted. Accordingly, the functional and presentation currency of the Company and its U.S. subsidiary is the dollar.

2) Transactions and balances

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) - historical exchange rates.

All foreign exchange gains and losses are presented in the statements of operations within financial income or expenses.

e. Cash, cash equivalents and restricted cash deposits

The Company considers all short-term, highly liquid investments, to be a cash or cash equivalents, which includes short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash, in addition to restricted cash required to be set aside for operating lease contractual agreements and recorded in current assets on the balance sheet.

f. Property, plant and equipment:

1) All property and equipment (including leasehold improvements) are stated at cost less accumulated depreciation and impairment. Cost includes expenditures that are directly attributable to the acquisition of the items.

Repairs and maintenance are recorded in the statement of comprehensive loss during the period in which they are incurred.

2) The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Annual rates of depreciation are as follows:

Years
Laboratory equipment	7-15
Computers	3-4
Office furniture and equipment	15

Leasehold improvements are depreciated using the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

3) Gains and losses on disposals are determined by comparing proceeds with the associated carrying amount. These are included in the statements of operations.

g. Held-for-sale

A long-lived asset (disposal group) to be sold shall be classified as held for sale in the period in which all of the following criteria are met:

A.	Management, having the authority to approve the action, commits to a plan to sell the asset (disposal group).
B.	The asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups).
C.	An active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated.
D.	The sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within one year. The term probable refers to a future sale that is likely to occur.
E.	The asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
F.	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

In October 2022, VBL decided to sell the Company’s long-lived assets related to the GMP manufacturing facility in Israel. Per ASC 360-10, from that date forward these assets are measured at the lower of their carrying amount or fair value less cost to sell.

h. Impairment of long-lived assets

Assets that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

Through December 31, 2022, no impairment has been recognized (see also note 1).

i. Deferred income tax

Deferred taxes are recognized using the asset and liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. Given the Company’s losses, the Company has provided a full valuation allowance with respect to its deferred tax assets.

j. Uncertainty in income tax

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

k. Employee benefits:

a. Post-employment benefit obligation

Israeli labor laws and the Company’s agreements require the Company to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. Most of the Company’s employees are covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law from the beginning of their employment with the Company.

With respect to the remaining employees, which are not covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law only from January 1, 2010, the Company records an asset and liability in its balance sheet.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

b. Vacation and recreation pay

Under Israeli law, each employee is entitled to vacation days and recreation pay, both computed on an annual basis. The entitlement is based on the length of the employment period. US employees are offered a similar benefit. The Company recognizes a liability and expense for vacation and recreation pay based on the entitlement of each employee.

k. Share-based compensation

The Company accounts for employees’ and directors’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method over the related service period.

Share based payments to employees and directors were measured by reference to the fair value of the options and restricted share (hereinafter “RSUs”) granted at date of grant.

The Company calculates the fair value of stock-based option awards on the date of grant using the Black-Scholes option pricing model. This option pricing model requires estimates as to the option’s expected term and the price volatility of the underlying stock.

The Company measures compensation expense for the restricted stock units based on the market value of the underlying stock at the date of grant. Performance vesting conditions are included in assumptions about the number of options and RSU’s that are expected to vest.

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

When options are exercised, the Company issues new shares, with proceeds less directly attributable transaction costs recognized as share capital (par value) and additional paid in capital.

The Company has elected to recognize forfeitures as they occur.

l. Contingencies:

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

As of December 31, 2022, no contingent liabilities have been recognized.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

m. Revenue from contracts with customers: General

The Company recognizes revenues from the NanoCarrier License Agreement (“License Agreement”) according to ASC 606, “Revenues from Contracts with Customers”.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

1.	identify the contract with a customer;

2.	identify the performance obligations in the contract;

3.	determine the transaction price;

4.	allocate the transaction price to the performance obligations in the contract;

5.	recognize revenue when (or as) the entity satisfies a performance obligation.

Revenues from licensing agreement

According to ASC 606, a performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

The Company has identified two performance obligations in The License Agreement: (1) Grant of the license and use of its IP; and (2) Company’s participation and consulting assistance services. In addition, there is a potential performance obligation regarding future manufacturing.

ASC 606 defines the ‘Transaction Price’ as the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services to a customer. The Company estimates the standalone selling prices of the services to be provided based on expected cost-plus margin approach and uses the residual approach to estimate the selling price of the license.

The Grant of the license and use of its IP performance obligation considered to be a right to use IP in accordance with ASC 606. Therefore, revenue is recognized at a point in time, upon transfer of control over the license to the licensee.

The Company’s participation and consulting assistance services performance obligation is recognized as revenue over the service period, based on input method, which is costs incurred and labor hours expended.

The transaction price contains variable consideration contingent upon the licensee achieving certain milestones, as well as sales-based royalties, in accordance with the relevant agreement. Variable payments, contingent on achieving additional milestones, are included in the transaction price based on most likely amount method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement. Sales-based royalties are not included in the transaction price. Rather, they are recognized as the related sale occurs, due to the specific exception of ASC 606 for sales-based royalties in licensing of intellectual properties.

In September 2022, the License Agreement was terminated. As VBL does not expect to generate additional revenues from the achievement of new milestones or royalties under the License Agreement, VBL recognized the remaining deferred revenue. Accordingly, during the twelve months ended December 31, 2022, VBL recognized revenue of $0.7 million.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

n. Research and development expenses:

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of clinical trials, clinical trial supplies, salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Clinical trial expenses are charged to research and development expense as incurred. The Company accrues for expenses resulting from obligations under contracts with clinical research organizations (CROs). The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided. The Company’s objective is to reflect the appropriate trial expense in the financial statements by matching the appropriate expenses with the period in which services and efforts are expended.

o. Government grants

Government grants, which are received from the Israeli Innovation Authority or IIA (formerly known as the Israeli Office of Chief Scientist, or the “OCS”) by way of participation in research and development that is conducted by the Company, are received in installments as the program progresses based on qualified research spending. Grants received are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received.

In August 2022, the Company received $1.1 million as part of the €2.5 million grant from the European Innovation Council, or EIC, for development of ofra-vec. VBL may be entitled to an additional $1.4 million in grant funds for project activities conducted prior to the termination of the ofra-vec project; however, there can be no assurance that the Company will receive these funds.

The grants are deducted from the research and development expenses as the applicable costs are incurred. Research and development expenses, net, for the years ended December 31, 2022 and 2021, include participation in research and development expenses in the amount of approximately $1.2 million and $0.5 million, respectively.

p. Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities, and operating lease liabilities in the consolidated balance sheets.

The Company also elected to combine lease and non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 5).

The Company shall reassess the lease term only if and at the point in time that any of the following occurs:

1.	There is a significant event or a significant change in circumstances that is within the control of the Company that directly affects whether the Company is reasonably certain to exercise or not to exercise an option to extend or terminate the lease.
2.	There is an event that is written into the contract that obliges the Company to exercise (or not to exercise) an option to extend or terminate the lease.
3.	The Company elects to exercise an option even though the Company had previously determined that the Company was not reasonably certain to do so.
4.	The Company elects not to exercise an option even though the Company had previously determined that the Company was reasonably certain to do so.

In September 2022, the company re-evaluated the manufacturing’s lease agreement and reduced the lease period to 7 years (see also note 1) as the lease extension was no longer reasonably certain to be exercised.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

q. Segment reporting

An operating segment is defined as a component that engages in business activities whose operating results are reviewed by the chief operating decision maker for the purpose of assessing performance and allocating resources and for which discrete financial information is available. The Company has one operating segment.

r. Loss per Ordinary Share

VBL complies with accounting and disclosure requirements of FASB ASC Topic 260, Earnings Per Share. Basic loss per share of common stock is computed by dividing the net loss by the weighted average number of ordinary shares (including fully vested RSUs and PSUs) outstanding during the period. Due to the existence of Ordinary shares subject to possible redemption, the Company follows the two-class method in calculating loss per share. In computing diluted earnings per share, basic earnings per share are adjusted to take into account the potential dilution that could occur upon the exercise of options and non-vested RSUs and PSUs, using the treasury stock method.

Accretion associated with the ordinary shares subject to possible redemption is excluded from loss per ordinary share.

Potentially dilutive securities have been excluded from VBL’s computation of dilutive loss per share as such securities would have been anti-dilutive. There were 8,518,616 and 12,191,029 ordinary shares underlying outstanding options and warrants on December 31, 2022 and 2021, respectively.

s. Concentration of credit risks

Credit and interest risk arise from cash and cash equivalents and deposits with banks. A substantial portion of the liquid instruments of the Company are invested in short-term deposits in a leading Israeli bank. The Company estimates that since the liquid instruments are mainly invested for short-term and with a highly rated institution, the credit and interest risk associated with these balances is immaterial.

t. Recently adopted accounting pronouncements

In November 2021, the FASB issued ASU 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities About Government Assistance.” ASU 2021-10 requires disclosures about transactions with a government that have been accounted for by a grant or contribution accounting model to increase transparency about the types of transactions, the accounting for the transactions, and the effect on the financial statements. The ASU is an annual disclosure effective for fiscal years beginning after December 15, 2021 and will be applied on a prospective basis. The Company evaluated the impact this new standard has on the consolidated financial statements and related disclosures and concluded there is a material impact.

In March 2020, the FASB issued ASU 2020-04 “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The guidance applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. This guidance is effective for all entities as of March 12, 2020 through December 31, 2024. The Company adopted the new standard effective January 2022. The Company has completed negotiations to transform the facility base rate of its EU securitization program and evaluated the potential impact of the replacement of the LIBOR benchmark on its interest rate risk management activities. The adoption of this guidance did not have a material impact on the Company’s consolidated financial results of operations, financial position or cash flows.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)